Accounting principles and policies	12 Months Ended
Dec. 31, 2022
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Accounting principles and policies
2. Accounting principles and policies
Consolidation
The consolidated financial statements include:

–	the assets and liabilities, and the results and cash flows, of the company and its subsidiaries, including ESOP Trusts

–	the Group’s share of the results and net assets of associates and joint ventures

–	the Group’s share of assets, liabilities, revenue and expenses of joint operations.
The financial statements of entities consolidated are made up to 31 December each year.
Entities over which the Group has the power to direct the relevant activities so as to affect the returns to the Group, generally through control over the financial and operating policies, are accounted for as subsidiaries.
Where the Group has the ability to exercise joint control over, and rights to, the net assets of entities, the entities are accounted for as joint ventures. Where the Group has the ability to exercise joint control over an arrangement, but has rights to specified assets and obligations for specified liabilities of the arrangement, the arrangement is accounted for as a joint operation. Where the Group has the ability to exercise significant influence over entities, they are accounted for as associates. The results and assets and liabilities of associates and joint ventures are incorporated into the consolidated financial statements using the equity method of accounting. The assets, liabilities, revenue and expenses of joint operations are included in the consolidated financial statements in accordance with the Group’s rights and obligations.
Interests acquired in entities are consolidated from the date the Group acquires control and interests sold are de-consolidated
from the date control ceases.
Transactions and balances between subsidiaries are eliminated and no profit before tax is taken on sales between subsidiaries until the products are sold to customers outside the Group. The relevant proportion of profits on transactions with joint ventures, joint operations and associates is also deferred until the products are sold to third parties. Transactions with non-controlling
interests are recorded directly in equity. Deferred tax relief on unrealised intra-Group profit is accounted for only to the extent that it is considered recoverable.
Business combinations
Business combinations are accounted for using the acquisition accounting method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration transferred is measured at fair value and includes the fair value of any contingent consideration.
The fair value of contingent consideration liabilities is reassessed at each balance sheet date with changes recognised in the income statement. Payments of contingent consideration reduce the balance sheet liability and as a result are not recorded in the income statement.
The part of each payment relating to the original estimate of the fair value of the contingent consideration on acquisition is reported within investing activities in the cash flow statement and the part of each payment relating to the increase in the liability since the acquisition date is reported within operating cash flows.
Where the consideration transferred, together with the
non-controlling
interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. The costs of effecting an acquisition are charged to the income statement in the period in which they are incurred.
Goodwill is capitalised as a separate item in the case of subsidiaries and as part of the cost of investment in the case of joint ventures and associates. Goodwill is denominated in the currency of the operation acquired.
Where the cost of acquisition is below the Group’s interest in the net assets acquired, the difference is recognised directly in the income statement.
Where not all of the equity of a subsidiary is acquired the
non-controlling
interest is recognised either at fair value or at the
non-controlling
interest’s share of the net assets of the subsidiary, on a
case-by-case
basis. Changes in the Group’s ownership percentage of subsidiaries are accounted for within equity.
Foreign currency translation
Foreign currency transactions are booked in the functional currency of the Group company at the exchange rate ruling on the date of transaction. Foreign currency monetary assets and liabilities are retranslated into the functional currency at rates of exchange ruling at the balance sheet date. Exchange differences are included in the income statement.
On consolidation, assets and liabilities, including related goodwill, of overseas subsidiaries, associates and joint ventures, are translated into Sterling at rates of exchange ruling at the balance sheet date. The results and cash flows of overseas subsidiaries, associates and joint ventures are translated into Sterling using average rates of exchange.
Exchange adjustments arising when the opening net assets and the profits for the year retained by overseas subsidiaries, associates and joint ventures are translated into Sterling, less exchange differences arising on related foreign currency borrowings which hedge the Group’s net investment in these operations, are taken to a separate component of equity within Retained Earnings.
When translating into Sterling the assets, liabilities, results and cash flows of overseas subsidiaries, associates and joint ventures which are reported in currencies of hyper-inflationary
economies, adjustments are made where material to reflect current price levels. Any loss on net monetary assets is charged to the consolidated income statement.
Revenue
Turnover
The Group receives revenue for supply of goods to external customers against orders received. The majority of contracts that GSK enters into relate to sales orders containing single performance obligations for the delivery of pharmaceutical, vaccine and (prior to the demerger of the Consumer Healthcare business) consumer healthcare products. The average duration of a sales order is less than 12 months.
Product revenue is recognised when control of the goods is passed to the customer. The point at which control passes is determined by each customer arrangement, but generally occurs on delivery to the customer.
Product revenue represents net invoice value including fixed and variable consideration. Variable consideration arises on the sale of goods as a result of discounts and allowances given and accruals for estimated future returns and rebates. Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur. The methodology and assumptions used to estimate rebates and returns are monitored and adjusted regularly in the light of contractual and legal obligations, historical trends, past experience and projected market conditions. Estimates associated with returns and rebates are revisited at each reporting date or when they are resolved and revenue is adjusted accordingly. Please refer to Note 3 for the details on rebates, discounts and allowances.
The Group has entered into collaborative agreements, typically with other pharmaceutical or biotechnology companies to develop, produce and market drug candidates and vaccines that do not qualify as joint arrangements. When GSK has control over the commercialisation activities, the Group recognises turnover and cost of sales on a gross basis. Profit sharing amounts and royalties due to the counterparty are recorded within cost of sales. Cost of sales includes profit sharing costs and royalties due to the counterparty of £1,635 million (2021: £640 million; 2020: £4 million). When the counterparty controls the commercialisation activities and records the sale, the Group is not deemed principal in the customer contract and instead records its share of gross profit as co-promotion
income, on a net basis, within turnover. The nature of
co-promotion
activities is such that the Group records no costs of sales. Commercial Operations turnover includes co-promotion
revenue of £3 million (2021: £7 million; 2020: £12 million). Reimbursements to and from the counterparty under collaboration agreements for ‘selling, general and administration’ and ‘research and development’ costs are recorded net in the respective lines in the Consolidated income statement.
Other operating income and royalty income
GSK enters into development and marketing collaborations and out-licences
of the Group’s compounds or products to other parties. These contracts give rise to fixed and variable consideration from upfront payments, development milestones, sales-based milestones and royalties.
Income dependent on the achievement of a development milestone is recognised when it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur, which is usually when the related event occurs. Sales-based milestone income is recognised when it is highly probable that the sales threshold will be reached.
Sales-based royalties on a licence of intellectual property are not recognised until the relevant product sale occurs.
For all revenue, if the time between the recognition of revenue and payment from the customer is expected to be more than one year and the impact is material, the amount of consideration is discounted using appropriate discount rates.
Value added tax and other sales taxes are excluded from revenue.
Expenditure
Expenditure is recognised in respect of goods and services received when supplied in accordance with contractual terms. Provision is made when an obligation exists for a future liability in respect of a past event and where the amount of the obligation can be reliably estimated. Manufacturing start-up
costs between validation and the achievement of normal production are expensed as incurred.
Advertising and promotion expenditure is charged to the income statement as incurred.
Shipment costs on inter-company transfers are charged to cost of sales; distribution costs on sales to customers are included in selling, general and administration expenditure.
Restructuring costs are recognised and provided for, where appropriate, in respect of the direct expenditure of a business reorganisation where the plans are sufficiently detailed and well advanced, and where appropriate communication to those affected has been undertaken.
Software as a service (SaaS) configuration costs are expensed as they are incurred where the software being configured is controlled by the SaaS provider.
Research and development
Research and development expenditure is charged to the income statement in the period in which it is incurred. Development expenditure is capitalised when the criteria for recognising an asset are met, usually when a regulatory filing has been made in a major market and approval is considered highly probable. Property, plant and equipment used for research and development is capitalised and depreciated in accordance with the Group’s policy.
Environmental expenditure
Environmental expenditure related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible is charged to the income statement. The Group recognises its liability on a site-by-site
basis when it can be reliably estimated.
This liability includes the Group’s portion of the total costs and also a portion of other potentially responsible parties’ costs when it is probable that they will not be able to satisfy their respective shares of the clean-up
obligation. Recoveries of reimbursements are recorded as assets when virtually certain.
Legal and other disputes
Provision is made for the anticipated settlement costs of legal or other disputes against the Group where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome. In respect of product liability claims related to certain products, provision is made when there is sufficient history of claims made and settlements to enable management to make a reliable estimate of the provision required to cover asserted and unasserted claims.
In certain cases, an incurred but not reported (IBNR) actuarial technique is used to determine this estimate. In addition, provision is made for legal or other expenses arising from claims received or other disputes.
The Group may become involved in legal proceedings, in respect of which it is not possible to meaningfully assess whether the outcome will result in a probable outflow, or to quantify or reliably estimate the liability. In these cases, appropriate disclosure about such cases is included but no provision is made.
Costs associated with claims made by the Group against third parties are charged to the income statement as they are incurred.
Pensions and other post-employment benefits
The costs of providing pensions under defined benefit schemes are calculated using the projected unit credit method and spread over the period during which benefit is expected to be derived from the employees’ services, consistent with the advice of qualified actuaries.
Pension obligations are measured as the present value of estimated future cash flows discounted at rates reflecting the yields of high-quality corporate bonds. Pension scheme assets are measured at fair value at the balance sheet date.
The costs of other post-employment liabilities are calculated in a similar way to defined benefit pension schemes and spread over the period during which benefit is expected to be derived from the employees’ services, in accordance with the advice of qualified actuaries.
The service cost of providing retirement benefits to employees during the year, together with the cost of any curtailment, is charged to operating profit in the year.
Actuarial gains and losses and the effect of changes in actuarial assumptions are recognised in the statement of comprehensive income in the year in which they arise.
The Group’s contributions to defined contribution plans are charged to the income statement as incurred.
Employee share plans
Incentives in the form of shares are provided to employees under share option and share award schemes.
The fair values of these options and awards are calculated at their grant dates using a Black-Scholes option pricing model and charged to the income statement over the relevant vesting periods.
The Group provides finance to ESOP Trusts to purchase company shares to meet the obligation to provide shares when employees exercise their options or awards. Costs of running the ESOP Trusts are charged to the income statement.
Shares held by the ESOP Trusts are deducted from other reserves. A transfer is made between other reserves and retained earnings over the vesting periods of the related share options or awards to reflect the ultimate proceeds receivable from employees on exercise.
Property, plant and equipment
Property, plant and equipment (PP&E) is stated at the cost of purchase or construction, less provisions for depreciation and impairment. Financing costs are capitalised within the cost of qualifying assets in construction.
Depreciation is calculated to write off the cost less residual value of PP&E, excluding freehold land, using the straight-line basis over the expected useful life. Residual values and lives are reviewed, and where appropriate adjusted annually. The normal expected useful lives of the major categories of PP&E are:

Freehold buildings	20 to 50 years

Leasehold land and buildings	Lease term or 20 to 50 years

Plant and machinery	10 to 20 years

Equipment and vehicles	3 to 10 years
On disposal of PP&E, the cost and related accumulated depreciation and impairments are removed from the financial statements and the net amount, less any proceeds, is taken to the income statement.
Leases
The Group recognises right of use assets under lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. Rights to use assets owned by third parties under lease agreements are capitalised at the inception of the lease and recognised on the consolidated balance sheet.
The corresponding liability to the lessor is recognised as a lease obligation within short and long-term borrowings. The carrying amount is subsequently increased to reflect interest on the lease liability and reduced by lease payments made.
For calculating the discounted lease liability on leases with annual payments of £2 million or more, the implicit rate in the lease is used. If this is not available, the incremental borrowing rate with a lease specific adjustment is used. If neither of these is available, and for leases with annual payments of less than £2 million, the incremental borrowing rate is used. The incremental borrowing rate is calculated at the rate of interest at which GSK would have been able to borrow for a similar term and with a similar security the funds necessary to obtain a similar asset in a similar market.
Finance costs are charged to the income statement so as to produce a constant periodic rate of charge on the remaining balance of the obligations for each accounting period.
Variable rents are not part of the lease liability and the right of use asset. These payments are charged to the income statement as incurred. Lease rental costs for short-term and low-value
leases which are not capitalised are also charged to the income statement as incurred.
Non-lease
components are accounted for separately from the lease components in plant and equipment leases but are not separately accounted for in land and buildings or vehicle leases.
If modifications or reassessments of lease obligations occur, the lease liability and right of use asset are remeasured.
Right of use assets where title is expected to pass to GSK at a point in the future are depreciated on a basis consistent with similar owned assets. In other cases, right of use assets are depreciated over the shorter of the useful life of the asset or the lease term.
Goodwill
Goodwill is stated at cost less impairments. Goodwill is deemed to have an indefinite useful life and is tested for impairment at least annually.
Where the fair value of the interest acquired in an entity’s assets, liabilities and contingent liabilities exceeds the consideration paid, this excess is recognised immediately as a gain in the income statement.
Other intangible assets
Intangible assets are stated at cost less provisions for amortisation and impairments.
Licences, patents,
know-how
and marketing rights separately acquired or acquired as part of a business combination are amortised over their estimated useful lives, generally not exceeding 30 years, using the straight-line basis, from the time they are available for use. The estimated useful lives for determining the amortisation charge take into account patent lives (exclusivity period), where applicable, as well as the value obtained from periods of non-exclusivity.
For Pharmaceutical intangible assets, depending on the characteristics, competitive environment and estimated long-term profits of the asset, between 80% to 90% of the book value is amortised over the exclusivity period on a straight-line basis and the remaining book value is amortised over a non-exclusivity
period of
5-15
years on a straight-line basis. For Vaccines intangible assets, cost is usually amortised over the exclusivity period plus 10 years, or 30 years if no exclusivity period is granted, on a straight-line basis. Asset lives are reviewed, and where appropriate adjusted, annually.
Contingent milestone payments are recognised at the point that the contingent event becomes probable. Any development costs incurred by the Group and associated with acquired licences, patents, know-how
or marketing rights are written off to the income statement when incurred, unless the criteria for recognition of an internally generated intangible asset are met, usually when a regulatory filing has been made in a major market and approval is considered highly probable.
Acquired in process R&D and marketed products are valued independently as part of the fair value of businesses acquired from third parties where they have a value which is substantial and long term and where the brands either are contractual or legal in nature or can be sold separately from the rest of the businesses acquired.
The costs of acquiring and developing computer software for internal use and internet sites for external use are capitalised as intangible fixed assets where the software or site supports a significant business system and the expenditure leads to the creation of a durable asset controlled by the Group. ERP systems software is amortised over seven to ten years and other computer software over three to five years using the straight-line basis.
Impairment of
non-current
assets
The carrying values of all
non-current
assets are reviewed for impairment, either on a stand-alone basis or as part of a larger cash generating unit, when there is an indication that the assets might be impaired. Additionally, goodwill and intangible assets which are not yet available for use are tested for impairment annually. Any provision for impairment is charged to the income statement in the year concerned.
Impairments of goodwill are not reversed. Impairment losses on other non-current
assets are only reversed if there has been a change in estimates used to determine recoverable amounts and only to the extent that the revised recoverable amounts do not exceed the carrying values that would have existed, net of depreciation or amortisation, had no impairments been recognised.
Investments in associates, joint ventures and joint operations
Investments in associates and joint ventures are carried in the consolidated balance sheet at the Group’s share of their net assets at date of acquisition and of their post-acquisition retained profits or losses and other comprehensive income together with any goodwill arising on the acquisition. The Group recognises the assets, liabilities, revenue and expenses of joint operations in accordance with its rights and obligations.
Inventories
Inventories are included in the financial statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads) and net realisable value. Cost is generally determined on a first in, first out basis.
Pre-launch
inventory is held as an asset when there is a high probability of regulatory approval for the product. Before that point a provision is made against the carrying value to reduce it to its recoverable amount; the provision is then reversed at the point when a high probability of regulatory approval is determined.
Financial instruments
Financial assets
Financial assets are measured at amortised cost, fair value through other comprehensive income (FVTOCI) or fair value through profit or loss (FVTPL). The measurement basis is determined by reference to both the business model for managing the financial asset and the contractual cash flow characteristics of the financial asset. For financial assets other than trade receivables a
12-month
expected credit loss (ECL) allowance is recorded on initial recognition. If there is subsequent evidence of a significant increase in the credit risk of an asset, the allowance is increased to reflect the full lifetime ECL. If there is no realistic prospect of recovery, the asset is written off.
Expected credit losses are recognised in the income statement on financial assets measured at amortised cost and at fair value through other comprehensive income apart from equity investments.
Current equity investments
Current equity investments comprise equity investments which the Group holds with the intention to sell and which it may sell in the short term. Where acquired with this intention, they are measured at FVTPL. They are initially recorded at fair value and then remeasured at subsequent reporting dates to fair value. Unrealised gains and losses are recognised in the income statement. Dividend income is recognised in the income statement when the Group’s right to receive payment is established. Purchases and sales of Current equity investments are accounted for on the trade date.
Other investments
Other investments comprise equity investments and investments in limited life funds. The Group has elected to designate the majority of its equity investments as measured at FVTOCI. They are initially recorded at fair value plus transaction costs and then remeasured at subsequent reporting dates to fair value. Unrealised gains and losses are recognised in other comprehensive income. On disposal of the equity investment, gains and losses that have been deferred in other comprehensive income are transferred directly to retained earnings.
Investments in limited life funds are measured at FVTPL. They are initially recorded at fair value and then remeasured at subsequent reporting dates to fair value. Unrealised gains and losses are recognised in the income statement.
Dividends on equity investments and distributions from funds are recognised in the income statement when the Group’s right to receive payment is established.
Purchases and sales of Other investments are accounted for on the trade date.
Trade receivables
Trade receivables are measured in accordance with the business model under which each portfolio of trade receivables is held. The Group has portfolios in each of the three business models under IFRS 9: to collect the contractual cash flows where there is no factoring agreement in place (measured at amortised cost), to sell the contractual cash flows where the trade receivables will be sold under a factoring agreement (measured at FVTPL), and both to collect and to sell the contractual cash flows where the trade receivables may be sold under a factoring arrangement (measured at FVTOCI). Trade receivables measured at amortised cost are carried at the original invoice amount less allowances for expected credit losses.
Expected credit losses are calculated in accordance with the simplified approach permitted by IFRS 9, using a provision matrix applying lifetime historical credit loss experience to the trade receivables. The expected credit loss rate varies depending on whether, and the extent to which, settlement of the trade receivables is overdue and it is also adjusted as appropriate to reflect current economic conditions and estimates of future conditions. For the purpose of determining credit loss rates, customers are classified into groupings that have similar loss patterns. The key drivers of the loss rate are the nature of the business unit and the location and type of customer.
When a trade receivable is determined to have no reasonable expectation of recovery it is written off, firstly against any expected credit loss allowance available and then to the income statement.
Subsequent recoveries of amounts previously provided for or written off are credited to the income statement. Long-term receivables are discounted where the effect is material.
Cash and cash equivalents
Cash held in deposit accounts is measured at amortised cost. Investments in money market funds are held at fair value through profit or loss because the funds fail the solely payments of principal and interest (SPPI) test.
Borrowings
All borrowings are initially recorded at the amount of proceeds received, net of transaction costs. Borrowings are subsequently carried at amortised cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.
Derivative financial instruments
Derivative financial instruments are used to manage exposure to market risks. The principal derivative instruments used by GSK are foreign currency swaps, interest rate swaps, foreign exchange forward contracts and options. The Group does not hold or issue derivative financial instruments for trading or speculative purposes.
Derivative financial assets and liabilities, including derivatives embedded in host contracts which have been separated from the host contract, are classified as held-for-trading
and are measured at fair value. Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised immediately in the income statement.
Hedge accounting
Derivatives designated as hedging instruments are classified at inception of hedge relationship as cash flow hedges, net investment hedges or fair value hedges.
Changes in the fair value of derivatives designated as cash flow hedges are recognised in other comprehensive income to the extent that the hedges are effective and accumulated in the cash flow hedge reserve. Ineffective portions are recognised in profit or loss immediately. Amounts deferred in the cash flow hedge reserve are reclassified to the income statement when the hedged item affects profit or loss, or if the hedged forecast transaction is to purchase a non-financial
asset, the amount deferred in the cash flow hedge reserve is transferred directly from equity and included in the carrying value of the recognised non-financial
asset.
Net investment hedges are accounted for in a similar way to cash flow hedges which are reclassified to the income statement when the hedged item affects profit or loss.
Changes in the fair value of derivatives designated as fair value hedges are recorded in the income statement, together with the changes in the fair value of the hedged asset or liability.
Taxation
Current tax is provided at the amounts expected to be paid, applying tax rates that have been enacted or substantively enacted by the balance sheet date. The tax charge for the period is recognised in the income statement, the statement of comprehensive income or directly in equity, according to the accounting treatment of the related transaction.
Deferred tax is provided in full on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax assets are recognised to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilised. Deferred tax is provided on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is provided using rates of tax that have been enacted or substantively enacted by the balance sheet date. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same tax authority and the Company and its subsidiaries intend to settle their current tax assets and liabilities on a net basis.
Deferred tax assets and liabilities are not recognised if the temporary differences arise from the initial recognition of goodwill or from the initial recognition of other assets and liabilities in a transaction (other than a business combination) that affects neither the accounting nor the taxable profit or loss. Unrecognised deferred tax assets are reassessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Where an uncertain tax position is identified, management will make a judgement as to what the probable outcome will be, assuming the relevant tax authority has full knowledge of the situation. Where it is assessed that an economic outflow is probable to arise, a provision is made for the best estimate of the liability. In estimating any such liability GSK applies a risk-based approach which takes into account, as appropriate, the probability that the Group would be able to obtain compensatory adjustments under international tax treaties. These estimates take into account the specific circumstances of each dispute and relevant external advice.
Discounting
Where the time value of money is material, balances are discounted to current values using appropriate discount rates. The unwinding of the discounts is recorded in finance income and finance expense.
Assets and liabilities held for sale or distribution and discontinued operations
Disposal groups are classified as held for sale or distribution if their carrying amount will be recovered principally through sale or a distribution to shareholders rather than through continuing use, they are available for sale or distribution in their present condition and the sale or distribution is considered highly probable. Assets held in Assets held for sale or distribution are measured at the lower of their carrying amount and fair value less costs to sell or distribute.
Non-current
assets included in Assets held for sale or distribution are not depreciated or amortised. Assets and liabilities classified as held for sale or distribution are presented in current assets and current liabilities separately from the other assets and liabilities in the balance sheet.
A discontinued operation is a component of the Group that has been disposed of, distributed or is classified as held for sale or distribution and that represents a separate major line of business. The results of discontinued operations are presented separately in the Consolidated income statement, the Consolidated statement of other comprehensive income and the Consolidated statement of cash flows and comparatives are restated on a consistent basis.